Fees Summary	Apr. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,522,663,696.00
Previously Paid Amount	0.00
Total Fee Amount	900,779.87
Total Offset Amount	0.00
Net Fee	$ 900,779.87